Note 9 - Real Estate	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Real Estate Disclosure [Text Block]
NOTE
9
Real Estate
A summary of real estate at
December 31
,
2017
and
2016
is as follows:

	201 7			201 6

(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$40	173	213	0	0	0
Real estate acquired through foreclosure	0	414	414	0	1,245	1,245
Real estate acquired through deed in lieu of foreclosure	0	0	0	0	28	28
	40	587	627	0	1,273	1,273
Allowance for losses	0	0	0	0	(662)	(662)
Real estate, net	$40	587	627	0	611	611